INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2024
Income tax [Abstract]
Income Tax Expense	Income Tax Expense

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Current	$412	$246	$552	$428
Deferred	(5)	18	29	41
Total	$407	$264	$581	$469

Income tax expense was $581 million for the six months ended June 30, 2024 (2023: $469 million). The unadjusted effective income tax rate for the six months ended June 30, 2024 was 34% of income before income taxes.
The underlying effective income tax rate on ordinary income for the six months ended June 30, 2024 was 24% after adjusting for the impact of foreign currency translation losses on deferred tax balances; the impact of the de-recognition of deferred tax assets; the impact of net impairment charges; the impact of updates to the rehabilitation provision for our non-operating mines; the impact of non-deductible foreign exchange losses; the impact of changes to uncertain tax positions; and the impact of other expense adjustments.
Currency Translation
Current and deferred tax balances are subject to remeasurement for changes in foreign currency exchange rates each period. This is required in countries where tax is paid in local currency and the subsidiary has a different functional currency (typically US dollars). The most significant balances relate to Argentine and Malian tax liabilities.
In the six months ended June 30, 2024, a tax expense of $36 million (2023: $1 million tax expense) arose primarily from translation losses on deferred tax balances in Argentina and Mali due to the weakening of the Argentine peso and West African CFA franc, respectively, against the US dollar. These net translation losses are included within income tax expense.

Withholding Taxes
For the six months ended June 30, 2024, we have recorded $20 million (2023: $32 million related to the United States) of dividend withholding taxes related to the undistributed and distributed earnings of our subsidiaries in the United States and Peru, respectively.

United States Tax Reform
In August 2022, President Joe Biden signed the Inflation Reduction Act (“the Act”) into law. The Act includes a 15% corporate alternative minimum tax (“CAMT”) that is imposed on applicable financial statement income and therefore would be considered in scope for IAS 12 given it is a tax on profits. The CAMT is effective for tax years beginning after December 31, 2022 and CAMT credit carryforwards have an indefinite life. Barrick is subject to CAMT because the Company meets the applicable income thresholds for a foreign-parented multi-national group.
We are awaiting the final US Treasury Regulations detailing the application of CAMT.
For the six months ended June 30, 2024, the deferred tax asset arising from the CAMT credit carryforwards has been recognized on the basis we expect that it will be recovered against US Federal Income Tax in the future.

Organization for Economic Co-operation and Development (“OECD”) Pillar Two model rules
In October 2021, more than 135 jurisdictions agreed to the OECD/G20 Inclusive Framework on Base Erosion and Profit Shifting Statement on a Two-Pillar Solution to Address the Tax Challenges Arising from the Digitalization of the Economy. Since then, the OECD has published model rules and other documents related to the second pillar of this solution (the Pillar Two model rules). The Pillar Two model rules provide a template that jurisdictions can translate into domestic tax law and implement as part of an agreed common approach.
Pillar Two legislation in Canada has been enacted in the second quarter of 2024 and came into effect for fiscal years commencing on or after December 31, 2023. Other jurisdictions where the group operates have either enacted legislation or are in the process of doing so.
In terms of the potential implications for income tax accounting, we have applied the exception available under the amendments to IAS 12 published by the IASB in May 2023 and are not recognizing or disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes. Based on the analysis performed to date to assess our exposure to the recently enacted Pillar Two income taxes in Canada, we do not expect the impact of Pillar Two provisions to be material to the Company for 2024 although this assessment is ongoing.